Shareholder Report, Holdings (Details) - C000232072	Dec. 31, 2024
Federal Farm Credit Banks Funding Corp. 11/28/2028
Holdings [Line Items]
Percent of Net Asset Value	12.77%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Puerto Rico Housing Finance Authority 12/01/2028
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Ginnie Mae I Pool 04/15/2036
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Texas A&M University 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2040
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Fannie Mae Pool 06/01/2036
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Development Authority of Gwinnett County 09/01/2046
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2046
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Microsoft Corp. 08/08/2036
Holdings [Line Items]
Percent of Net Asset Value	3.41%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	71.80%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	17.30%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.22%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.22%
Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	18.39%
Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.55%
US Government Sponsored Entities
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.84%
Puerto Rico Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Puerto Rico Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.08%